INCOME TAXES (Details 4) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
Deferred income tax assets and liabilities disclosures
Noncurrent deferred tax assets	$ 6	$ 6
Deferred tax assets (liabilities), net		(57)	(52)
Deferred Income Taxes Assets Liabilities Current
Deferred income tax assets and liabilities disclosures
Interest		131	33
Allowance for doubtful accounts		9	12
Inventory		37	49
Accrued compensation		1	3
Accrued self-insurance liabilities		5	5
Other accrued liabilities		23	27
Restructuring liabilities		4	7
Valuation allowance		(167)	(76)
Current deferred tax assets		43	60
Prepaid expense		(1)	(1)
Current deferred tax liabilities		(1)	(1)
Deferred Income Taxes Assets liabilities Noncurrent
Deferred income tax assets and liabilities disclosures
Interest			236
Accrued compensation		33	27
Accrued self-insurance liabilities		13	15
Other accrued liabilities		7	8
Deferred revenue		8	8
Restructuring liabilities		29	32
Net operating loss		830	374
Net capital loss carryforward			10
Fixed assets		23	16
Other		22	21
Valuation allowance		(758)	(415)
Noncurrent deferred tax assets		207	332
Deferred Financing Costs		(8)	(24)
Software costs		(25)	(23)
Intangible assets		(193)	(316)
Income from discharge of indebtedness		(80)	(80)
Noncurrent deferred tax liabilities		(306)	(443)
Deferred Income Taxes Assets liabilities Noncurrent | Canadian business
Deferred income tax assets and liabilities disclosures
Other		$ 6